Note 22 - Operating Segments - Results of Reportable Operating Segments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Statement Line Items [Line Items]
Net interest income	$ 76,666	$ 60,157
Non-interest income	5,726	5,200
Total revenue	82,392	65,357
Provision for (recovery of) credit losses	451	(438)
Revenue less provision for credit loss	81,941	65,795
Non-interest expenses:
Salaries and benefits	26,796	20,243
General and administrative	18,732	11,110
Premises and equipment	3,865	3,653
Noninterest expense	49,393	35,006
Income before income taxes	32,548	30,789
Income tax provision	9,890	8,409
Net income	22,658	22,380
Total assets	3,265,998	2,415,086
Total liabilities	2,915,323	2,082,980
Elimination of intersegment amounts [member]
Statement Line Items [Line Items]
Net interest income	0	0
Non-interest income	(165)	(151)
Total revenue	(165)	(151)
Provision for (recovery of) credit losses	0	0
Revenue less provision for credit loss	(165)	(151)
Non-interest expenses:
Salaries and benefits	0	0
General and administrative	(165)	(151)
Premises and equipment	0	0
Noninterest expense	(165)	(151)
Income before income taxes	0	0
Income tax provision	0	0
Net income	0	0
Total assets	(23,826)	(19,013)
Total liabilities	(22,681)	(17,868)
Banking segment [member] | Operating segments [member]
Statement Line Items [Line Items]
Net interest income	76,666	60,157
Non-interest income	52	(60)
Total revenue	76,718	60,097
Provision for (recovery of) credit losses	451	(438)
Revenue less provision for credit loss	76,267	60,535
Non-interest expenses:
Salaries and benefits	22,303	18,354
General and administrative	17,614	10,289
Premises and equipment	2,475	2,403
Noninterest expense	42,392	31,046
Income before income taxes	33,875	29,489
Income tax provision	9,744	7,817
Net income	24,131	21,672
Total assets	3,267,479	2,411,790
Total liabilities	2,912,249	2,077,643
Cybersecurity segment [member] | Operating segments [member]
Statement Line Items [Line Items]
Net interest income	0	0
Non-interest income	5,839	5,411
Total revenue	5,839	5,411
Provision for (recovery of) credit losses	0	0
Revenue less provision for credit loss	5,839	5,411
Non-interest expenses:
Salaries and benefits	4,493	1,889
General and administrative	1,283	972
Premises and equipment	1,390	1,250
Noninterest expense	7,166	4,111
Income before income taxes	(1,327)	1,300
Income tax provision	146	592
Net income	(1,473)	708
Total assets	22,345	22,309
Total liabilities	$ 25,755	$ 23,205